Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Loans, including fees	$ 15,900	$ 15,725	$ 16,336
Investment securities:
US Treasury	46	212	361
US Government agencies and corporations	1,296	1,315	1,271
State and political subdivisions non-taxable	467	410	321
State and political subdivisions taxable	33
Interest-earning deposits with banks and federal funds sold	304	185	168
Total interest income	18,046	17,847	18,457
Interest Expense
Interest checking and money market accounts	310	278	299
Savings deposits	47	44	57
Time deposits $250,000 and over	58	69	49
Other time deposits	308	728	948
Short-term borrowed funds	37	64	34
Long-term debt	550	550	573
Total interest expense	1,310	1,733	1,960
Net interest income	16,736	16,114	16,497
Provision for (recovery of) loan losses	(88)	(620)	(389)
Net interest income after provision for loan losses	16,824	16,734	16,886
Noninterest Income
Service charges on deposit accounts	1,189	1,293	1,467
Other service fees and commissions	4,294	4,117	3,928
Gain (loss) on sale of securities (includes reclassification of $544, $536, and ($2) from accumulated comprehensive income in 2016, 2015 and 2014, respectively)	544	536	(2)
Income from mortgage loan sales	3,795	2,306	1,001
Other income	509	318	529
Total noninterest income	10,331	8,570	6,923
Noninterest Expense
Salaries and employee benefits	14,522	13,186	12,051
Net occupancy expense	1,189	1,139	1,107
Equipment expense	646	678	680
Data processing costs	705	734	729
Office supplies and printing	161	217	273
Foreclosed real estate expense	501	713	848
Professional fees and services	703	594	847
Marketing and donations	941	852	762
Electronic banking expense	1,170	1,083	939
Software amortization and maintenance	697	578	535
FDIC insurance	269	375	425
Other noninterest expense	2,545	2,342	2,286
Total noninterest expense	24,049	22,491	21,482
Income before income taxes	3,106	2,813	2,327
Income taxes (includes reclassification of (($210), ($207), and $1) from accumulated other comprehensive income, respectively)	895	806	648
Net income	2,211	2,007	1,679
Less: Net income attributable to noncontrolling interest	(593)	(592)	(591)
Net income attributable to Uwharrie Capital Corp	1,618	1,415	1,088
Dividends on preferred stock	0	0	0
Net Income available to common shareholders	$ 1,618	$ 1,415	$ 1,088
Net income per common share
Basic	$ 0.23	$ 0.20	$ 0.14
Diluted	$ 0.23	$ 0.20	$ 0.14
Weighted average common shares outstanding
Basic	7,096,969	7,193,712	7,595,948
Diluted	7,097,075	7,193,712	7,595,948